Pacer Industrials and Logistics ETF
Schedule of Investments
January 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.7%
Consumer Discretionary - 0.1%
Xometry, Inc. Class A (a)	32	$1,121

Energy - 0.1%
SFL Corp Ltd.	114	1,161

Health Care - 0.1%
CryoPort, Inc. (a)	42	959

Industrials - 80.2%
Air Transport Services Group, Inc. (a)	48	1,359
AP Moller - Maersk A/S - Class B	6	12,977
ArcBest Corp.	17	1,419
Atlas Air Worldwide Holdings, Inc. (a)	19	1,942
Atlas Corp.	190	2,814
ATS Corp. (a)	60	2,423
AutoStore Holdings Ltd. (a)(b)	2,325	5,328
AZ-Com Maruwa Holdings, Inc.	84	1,055
bpost SA	128	691
Canadian National Railway Co.	409	48,546
Canadian Pacific Railway Ltd.	563	44,311
Cargojet, Inc. Class B	12	1,110
Cargotec Oyj	36	1,824
CH Robinson Worldwide, Inc.	80	8,014
China Merchants Port Holdings Co. Ltd.	2,726	3,818
Cia de Distribucion Integral Logista Holdings SA	86	2,324
Clarkson PLC	20	757
COSCO SHIPPING Holdings Co. Ltd.	2,272	2,348
COSCO SHIPPING Ports Ltd.	2,291	1,730
Costamare, Inc.	80	812
CSX Corp.	1,278	39,516
D/S Norden A/S	24	1,287
Daifuku Co. Ltd.	87	4,743
Danaos Corp.	14	829
Deutsche Post AG	840	35,926
Dfds A/S	38	1,424
DSV A/S	159	26,137
Expeditors International of Washington, Inc.	108	11,680
FedEx Corp.	177	34,313
Forward Air Corp.	19	2,049
FTI Consulting, Inc. (a)	24	3,828
Full Truck Alliance Co. Ltd. (a)	675	5,434
Golden Ocean Group Ltd.	136	1,303
GXO Logistics, Inc. (a)	80	4,186
Hapag-Lloyd AG (b)	119	25,925
Heartland Express, Inc.	54	908
Hub Group, Inc. - Class A (a)	24	2,046
Hutchison Port Holdings Trust	5,614	1,151
ICF International, Inc.	13	1,328
International Container Terminal Services, Inc.	1,374	5,217
International Distributions Services PLC	616	1,735
JB Hunt Trasport Services, Inc.	72	13,612
JD Logistics, Inc. (a)(b)	4,468	9,872
Kamigumi Co. Ltd.	82	1,672
Kardex Holding AG	6	1,161
Kawasaki Kisen Kaisha Ltd.	195	4,040
Kerry Logistics Network Ltd.	1,224	2,392
KION Group AG	84	3,364
Kirby Corp. (a)	41	2,902
Knight-Swift Transportation Holdings, Inc.	109	6,442
Kuehne + Nagel International AG	82	19,421
Landstar System, Inc.	26	4,494
Mainfreight Ltd.	69	3,186
Marten Transport Ltd.	58	1,281
Matson, Inc.	26	1,719
Mitsubishi Logistics Corp.	56	1,303
Mitsui OSK Lines Ltd.	244	6,013
MPC Container Ships ASA	286	453
Nippon Express Holdings, Inc.	63	3,638
Nippon Yusen KK	345	8,158
Norfolk Southern Corp.	158	38,838
Old Dominion Freight Line, Inc.	75	24,993
Orient Overseas International Ltd.	445	7,363
Pacific Basin Shipping Ltd.	3,386	1,188
Rockwell Automation, Inc.	78	21,998
RXO, Inc. (a)	82	1,502
Ryder System, Inc.	34	3,210
Saia, Inc. (a)	18	4,910
Sankyu, Inc.	40	1,566
Schneider National, Inc. - Class B	67	1,775
Seino Holdings Co. Ltd.	134	1,333
Senko Group Holdings Co. Ltd.	102	786
SG Holdings Co. Ltd.	432	6,637
SITC International Holdings Co. Ltd.	1,820	3,966
Star Bulk Carriers Corp.	73	1,659
The Sumitomo Warehouse Co. Ltd.	52	797
TFI International, Inc.	60	6,663
Toyota Industries Corp.	220	13,314
Union Pacific Corp.	375	76,571
United Parcel Service, Inc. - Class B	446	82,613
Wallenius Wilhelmsen ASA	272	2,567
Werner Enterprises, Inc.	47	2,208
Westshore Terminals Investment Corp.	40	735
XPO Logistics, Inc. (a)	78	3,109
Yamato Holdings Co. Ltd.	260	4,526
Yaskawa Electric Corp.	182	7,040
ZIM Integrated Shipping Services Ltd.	84	1,592
ZTO Express Cayman, Inc.	423	11,915
		787,064
Information Technology - 17.2%
Aspen Technology, Inc. (a)	44	8,745
Celestica, Inc. (a)	68	903
Cognex Corp.	117	6,405
Flex Ltd. (a)	310	7,238
Sanmina Corp. (a)	39	2,376
SAP SE	744	87,573
ServiceNow, Inc. (a)	123	55,981
		169,221
TOTAL COMMON STOCKS (Cost $970,788)		959,526

EXCHANGE TRADED FUNDS - 2.2%
iShares MSCI Brazil ETF	201	6,098
iShares MSCI Indonesia ETF	87	2,021
iShares MSCI South Korea ETF	191	12,123
iShares MSCI Thailand ETF	16	1,274
TOTAL EXCHANGE TRADED FUNDS (Cost $22,436)		21,516
	Principal Amount
SHORT-TERM INVESTMENTS - 0.1%
Money Market Deposit Accounts - 0.1%
U.S. Bank Money Market Deposit Account 3.300% (c)	$1,131	1,131
TOTAL SHORT-TERM INVESTMENTS (Cost $1,131)		1,131

Total Investments (Cost $994,355) - 100.0%		982,173
Liabilities in Excess of Other Assets - 0.0% (d)		(404)
TOTAL NET ASSETS - 100.0%		$981,769

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
Restriced security as defined in Rule 144(a) under the Securities Act of 1933.  Resale to the public may require registration or may extend only to qualified institutional buyers.
At January 31, 2023, the market value of these securities total $41,125, which represents 4.2% of total net assets.

(c)	The rate shown is as of January 31, 2023.
(d)	Less than 0.05%.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at January 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 959,526	$ -	$ -	$ -	$ 959,526
Exchange Traded Funds	21,516	-	-	-	21,516
Short-Term Investments	1,131	-	-	-	1,131
Total Investments in Securities	$ 982,173	$ -	$ -	$ -	$ 982,173

^ See Schedule of Investments for sector breakouts.

For the period ended January 31, 2023, the Fund did not recognize any transfers to or from Level 3.